Businesses acquired and divested (Details) - Goldman Sachs TFI - EUR (€) € in Millions		4 Months Ended
	Apr. 24, 2026	Apr. 23, 2026	Apr. 30, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	55.00%		55.00%
Consideration paid	€ 94
Interest held, percentage	100.00%	45.00%
Remeasurement pre-existing interest	€ 25
Goodwill	€ 113